SHARE BASED PAYMENTS - Equity settled, Directors and Prescribed Officers 2017 and 2013 Plans (Details)	12 Months Ended
	Dec. 31, 2020 ZAR (R) EquityInstruments R / $ R / shares	Dec. 31, 2019 EquityInstruments ZAR (R)	Dec. 31, 2018 EquityInstruments ZAR (R)
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / $	16.46
Neal Froneman
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / $	16.46
Chris Bateman
SHARE-BASED PAYMENTS
Average foreign exchange rate | R / $	16.46
2013 Share Plan - Bonus shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments			446,469
Number of instruments, exercised | EquityInstruments			415,579
Number of instruments, forfeited | EquityInstruments			30,890
2013 Share Plan - Performance shares
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period | EquityInstruments	11,157,460	15,215,982	19,379,386
Number of instruments, exercised | EquityInstruments	5,055,647	467,017	2,523,162
Number of instruments, forfeited | EquityInstruments	6,101,813	3,591,505	1,640,242
Instruments outstanding, end of period | EquityInstruments		11,157,460	15,215,982
Sibanye Stillwater 2017 Share Plan - Performance Shares [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	68,236,442	48,535,348	12,953,888
Number of instruments, granted		30,512,439	41,103,872
Number of instruments, exercised	1,005,668		1,457,586
Number of instruments, forfeited	4,633,349	10,811,345	4,064,826
Instruments outstanding, end of period	62,597,425	68,236,442	48,535,348
Sibanye Stillwater 2020 Share Plan [Member] | Neal Froneman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	1,736,343
Number of instruments, exercised	102,710
Average price of instruments exercised | R / shares	R 57.20
Instruments outstanding, end of period	1,633,633	0
Sibanye Stillwater 2020 Share Plan [Member] | Charl Keyter
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	776,882
Number of instruments, exercised	47,734
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	729,148	0
Sibanye Stillwater 2020 Share Plan [Member] | Chris Bateman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	790,804
Number of instruments, exercised	83,596
Average price of instruments exercised | R / shares	R 54.28
Number of instruments, forfeited	672,288
Instruments outstanding, end of period	34,920	0
Sibanye Stillwater 2020 Share Plan [Member] | Shadwick Bessit [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	489,363
Number of instruments, exercised	31,085
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	458,278	0
Sibanye Stillwater 2020 Share Plan [Member] | Hartley Dikgale
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	240,241
Number of instruments, exercised	5,103
Average price of instruments exercised | R / shares	R 22.65
Number of instruments, forfeited	233,492
Instruments outstanding, end of period	1,646	0
Sibanye Stillwater 2020 Share Plan [Member] | Dawie Mostert
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	431,942
Number of instruments, exercised	26,844
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	405,098	0
Sibanye Stillwater 2020 Share Plan [Member] | Themba Nkosi
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	349,669
Number of instruments, exercised	23,170
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	326,499	0
Sibanye Stillwater 2020 Share Plan [Member] | Wayne Robinson
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	419,040
Number of instruments, exercised	28,103
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	390,937	0
Sibanye Stillwater 2020 Share Plan [Member] | Richard Stewart
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	434,990
Number of instruments, exercised	27,033
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	407,957	0
Sibanye Stillwater 2020 Share Plan [Member] | Robert Van Niekerk
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	0
Number of instruments, granted	698,830
Number of instruments, exercised	43,656
Average price of instruments exercised | R / shares	R 55.85
Instruments outstanding, end of period	655,174	0
Sibanye 2017 and 2013 Share Plans [Member] | Neal Froneman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	9,647,563
Number of instruments, exercised	827,687
Average price of instruments exercised | R / shares	R 38.78
Share proceeds from instruments	R 32,095,618
Number of instruments, forfeited	1,452,461
Instruments outstanding, end of period	7,367,415	9,647,563
Sibanye 2017 and 2013 Share Plans [Member] | Charl Keyter
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	4,689,446
Number of instruments, exercised	416,220
Average price of instruments exercised | R / shares	R 38.22
Share proceeds from instruments	R 15,909,215
Number of instruments, forfeited	736,054
Instruments outstanding, end of period	3,537,172	4,689,446
Sibanye 2017 and 2013 Share Plans [Member] | Chris Bateman
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	3,976,014
Number of instruments, exercised	1,055,727
Average price of instruments exercised | R / shares	R 52.51
Share proceeds from instruments	R 55,433,322
Number of instruments, forfeited	2,092,683
Instruments outstanding, end of period	827,604	3,976,014
Sibanye 2017 and 2013 Share Plans [Member] | Shadwick Bessit [Member]
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	1,928,857
Number of instruments, exercised	214,249
Average price of instruments exercised | R / shares	R 37.45
Share proceeds from instruments	R 8,024,436
Number of instruments, forfeited	394,887
Instruments outstanding, end of period	1,319,721	1,928,857
Sibanye 2017 and 2013 Share Plans [Member] | Hartley Dikgale
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,155,964
Number of instruments, exercised	833,284
Average price of instruments exercised | R / shares	R 33.46
Share proceeds from instruments	R 27,882,245
Number of instruments, forfeited	1,322,680
Instruments outstanding, end of period		2,155,964
Sibanye 2017 and 2013 Share Plans [Member] | Dawie Mostert
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,462,548
Number of instruments, exercised	236,036
Average price of instruments exercised | R / shares	R 38.11
Share proceeds from instruments	R 8,996,232
Number of instruments, forfeited	419,915
Instruments outstanding, end of period	1,806,597	2,462,548
Sibanye 2017 and 2013 Share Plans [Member] | Themba Nkosi
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,163,196
Number of instruments, exercised	221,755
Average price of instruments exercised | R / shares	R 37.65
Share proceeds from instruments	R 8,350,171
Number of instruments, forfeited	395,503
Instruments outstanding, end of period	1,545,938	2,163,196
Sibanye 2017 and 2013 Share Plans [Member] | Wayne Robinson
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,579,947
Number of instruments, exercised	260,536
Average price of instruments exercised | R / shares	R 37.81
Share proceeds from instruments	R 9,850,640
Number of instruments, forfeited	471,210
Instruments outstanding, end of period	1,848,201	2,579,947
Sibanye 2017 and 2013 Share Plans [Member] | Richard Stewart
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	2,957,219
Number of instruments, exercised	302,063
Average price of instruments exercised | R / shares	R 37.26
Share proceeds from instruments	R 11,253,941
Number of instruments, forfeited	562,512
Instruments outstanding, end of period	2,092,644	2,957,219
Sibanye 2017 and 2013 Share Plans [Member] | Robert Van Niekerk
SHARE-BASED PAYMENTS
Instruments outstanding, beginning of period	3,924,717
Number of instruments, exercised	313,281
Average price of instruments exercised | R / shares	R 38.28
Share proceeds from instruments	R 11,990,926
Number of instruments, forfeited	633,725
Instruments outstanding, end of period	2,977,711	3,924,717